Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts:
Movement in valuation and qualifying accounts
Balance at beginning of year	$ 12,131	$ 10,941	$ 8,170
Provision/ charged (credit) to expense	3,432	3,092	4,400
Net deductions/ Other	(2,731)	(1,902)	(1,629)
Balance at end of year	12,832	12,131	10,941
Allowance for Deferred Tax Assets:
Movement in valuation and qualifying accounts
Balance at beginning of year	11,758	16,320	30,664
Provision/ charged (credit) to expense	6,111	(4,562)	(13,959)
Net deductions/ Other			(385)
Balance at end of year	17,869	11,758	16,320
Reserve for LIFO Valuation:
Movement in valuation and qualifying accounts
Balance at beginning of year	90,730	57,783	24,085
Provision/ charged (credit) to expense	(28,494)	32,947	33,698
Balance at end of year	$ 62,236	$ 90,730	$ 57,783